Public Offering (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	May 06, 2021	Mar. 19, 2021
Public Offering [Line Items]
Public offering description	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 9).	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
Additional unit, price per share	$ 10	$ 1.5
IPO [Member]
Public Offering [Line Items]
Units issued	25,000,000	25,000,000
Price per share	$ 10	$ 10
Additional units			3,750,000
Additional unit, price per share			$ 10	$ 10